Related Party Transactions - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) km²	Dec. 31, 2014 USD ($)
Related Party Transaction [Line Items]
Purchase of raw materials	$ 127
Sales of mobile phone	$ 2,195
Jingxinyuan
Related Party Transaction [Line Items]
Related party, description of transaction	The Group entered into a three-year lease agreement with Jingxinyuan to rent office spaces of 5,462 square meters in Beijing. The rental expense was $178 and $nil for the year ended December 31, 2014
Lease agreement	3 years
Rent office spaces | km²	5,462
Rental expense	$ 0	$ 178